SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO.,LTD

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

	December 31,
	2011	2012
	(In thousands of RMB except share and per share amounts)
ASSETS
Cash and cash equivalents	32,617	28,171
Due from subsidiaries	1,438	2,915
Prepaid expenses and other current assets	1,874	1,177
Investment in subsidiaries	757,465	851,677
Total assets	793,394	883,940

LIABILITIES AND EQUITY
Due to subsidiaries	8,368	8,322
Prepaid subscription	646	391
Accrued expenses	5,302	3,932
Total liabilities	14,316	12,645

Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 103,844,239 and 104,404,831 shares issued and outstanding as of December 31, 2011 and 2012, respectively	741	745
Additional paid-in capital	702,995	719,641
Retained earnings	82,432	158,068
Accumulated other comprehensive loss	(7,090)	(7,159)
Total equity	779,078	871,295
Total liabilities and equity	793,394	883,940

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2010	2011	2012
	(In thousands of RMB)

Operating costs and expenses	(6,441)	(19,685)	(19,505)
Loss from operations	(6,441)	(19,685)	(19,505)
Other income	1,899	1,127	472
Equity in earnings of subsidiaries	67,352	11,608	94,669
Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	62,810	(6,950)	75,636

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2010	2011	2012
	(In thousands of RMB)
Cash flows from operating activities:
Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	62,810	(6,950)	75,636
Equity in earnings of subsidiaries	(67,352)	(11,608)	(94,669)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation	5,720	15,818	15,700
Decrease (Increase) in due from subsidiaries	(32,156)	30,747	(1,477)
Increase (Decrease) in due to subsidiaries	8,146	46	(46)
Decrease (Increase) in prepaid expenses and other current assets	(2,091)	2,117	697
Increase (Decrease) in accrued liabilities	1,874	1,124	(1,368)
	(23,049)	31,294	(5,527)
Cash flows from investing activities:
Investment in subsidiaries	(546,606)	—	—
Net cash used in investing activities	(546,606)	—	—
Cash flows from financing activities:
Dividend paid to Series A	(3,946)	—	—
Proceeds from early exercise of employee stock options	2,833	3,085	693
Proceeds from issuance of ordinary shares	589,672	—	—
Ordinary share issuance costs	(16,905)	(891)	—
Net cash provided by financing activities	571,654	2,194	693

Effect of exchange rate change	(1,858)	(1,112)	388
Net increase (decrease) in cash and cash equivalents	141	32,376	(4,446)
Cash and cash equivalents, beginning of year	100	241	32,617
Cash and cash equivalents, end of year	241	32,617	28,171

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12004(a) and 50040(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.